Class A, Y And Investor | INVESCO Tax-Exempt Cash Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A, Y And Investor INVESCO Tax-Exempt Cash Fund	Class A	Class Y	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, Y And Investor INVESCO Tax-Exempt Cash Fund	Class A	Class Y	Investor Class
Management Fees	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.10%	none	none
Other Expenses	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	0.79%	0.69%	0.69%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Class A, Y And Investor INVESCO Tax-Exempt Cash Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	81	252	439	978
Class Y	70	221	384	859
Investor Class	70	221	384	859

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund's distributions are primarily exempt from federal income tax, a portion of the Fund's distributions may be subject to the federal alternative minimum tax and state and local taxes.

      In complying with the 80% investment requirement, the Fund may include other instruments that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.

      The Fund invests primarily in the following high-quality U.S. dollar-denominated short-term debt obligations: (i) municipal securities, which may include tax-exempt commercial paper; and (ii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia, their political subdivisions, agencies, and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees, are treated as municipal securities. Other securities held by the Fund may be structured with demand features which have the effect of shortening the security's maturity.

      The Fund invests primarily in those securities that are First Tier Securities (defined below) at the time of purchase.

      As permitted by Rule 2a-7 under the Investment Company Act of 1940 (Rule 2a-7), the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Fund's investment adviser, Invesco Advisers, Inc. (the Adviser), pursuant to guidelines approved by the Fund's Board of Trustees, and must be an "Eligible Security" as defined under applicable regulations. First Tier Securities generally means Eligible Securities rated within the highest short-term rating category, unrated securities of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as defined by applicable regulations, and securities issued by other registered money market funds.

      The Fund may invest up to 20% of its total assets in money market instruments that may be subject to federal taxes, including Treasury securities, repurchase agreements, bankers' acceptances, commercial paper, U.S. dollar-denominated foreign securities and master notes. Some of the Fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.

      In selecting securities for the Fund's portfolio, the Adviser focuses on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.

      The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The Adviser manages liquidity, for instance, by trading in daily and weekly variable-rate demand notes.

The Adviser normally holds portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change. The Adviser also considers selling a security if: (1) the issuer's geographic region changes negatively; (ii) interest rates change; or (iii) to enhance yield.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

      Alternative Minimum Tax Risk. A portion of the Fund's otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.

      Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

      Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

      Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer's credit rating.

      Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

      Industry Focus Risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund's performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing, changes in government regulation and interest rates, and the overall economy.

      Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

      Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

      Management Risk. The investment techniques and risk analysis used by the Fund's portfolio managers may not produce the desired results.

      Market Risk. The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.

      Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund's adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund's $1.00 share price. The credit quality of the Fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund's share price. The Fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

      Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer's regional economic conditions may affect the municipal security's value, interest payments, repayment of principal and the Fund's ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security's value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

      Reinvestment Risk. Reinvestment risk is the risk that a bond's cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

      Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

      U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund's ability to recover should they default.

Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns

Class A shares year-to-date (ended March 28, 2013): 0.02% Best Quarter (ended September 30, 2007): 0.73% Worst Quarter (ended March 31, 2010 and March 31, 2011): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class A, Y And Investor INVESCO Tax-Exempt Cash Fund		1 Year	5 Years	10 Years	Inception Date
Class A shares:		0.06%	0.35%	0.97%	Sep. 22, 1982
Class Y shares:	[1]	0.06%	0.35%	0.97%	Oct. 03, 2008
Investor Class shares:	[1]	0.06%	0.37%	1.02%	Sep. 30, 2003
[1]	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.